Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	26,424,479	26,424,479	26,424,479
Common stock, shares outstanding	26,424,479	26,424,479	26,424,479
Series A Preferred Stock [Member]
Preferred stock, shares designated	30,000	30,000	30,000
Preferred stock, shares issued	30,000	30,000	30,000
Preferred stock, shares outstanding	30,000	30,000	30,000